Employment benefit plan - Expected Contributions (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [line items]
Total expected payments	₨ 129,467	₨ 118,824
Year 1
Disclosure of defined benefit plans [line items]
Total expected payments	29,827	27,738
Year 2
Disclosure of defined benefit plans [line items]
Total expected payments	21,429	18,805
Year 3
Disclosure of defined benefit plans [line items]
Total expected payments	15,107	15,187
Year 4
Disclosure of defined benefit plans [line items]
Total expected payments	12,725	11,567
Year 5
Disclosure of defined benefit plans [line items]
Total expected payments	11,986	9,851
Year 6-10
Disclosure of defined benefit plans [line items]
Total expected payments	₨ 38,393	₨ 35,676